LOANS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (5,561,442)	$ (5,590,668)	$ (5,944,585)
Loans, net	400,904,404	372,568,962
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	406,271,026	378,012,671
Deferred loan origination costs, net	194,820	146,959
Allowance for loan losses	(5,561,442)	(5,590,668)	(5,944,585)
Loans, net	400,904,404	372,568,962
Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	316,989,743	292,833,945
Allowance for loan losses	(4,401,802)	(4,208,561)	(4,486,671)
Loans Receivable | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	117,591,822	118,884,453
Allowance for loan losses	(1,119,762)	(1,424,663)	(847,285)
Loans Receivable | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	41,391,862	40,262,269
Allowance for loan losses	(436,833)	(661,358)	(958,303)
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	129,415,314	120,839,112
Allowance for loan losses	(1,650,290)	(1,454,455)	(1,268,081)
Loans Receivable | Construction and land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	28,590,745	12,848,111
Allowance for loan losses	(1,194,917)	(668,085)	(1,413,002)
Loans Receivable | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	73,984,867	71,940,431
Allowance for loan losses	(951,215)	(1,219,080)	(1,296,114)
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	15,296,416	13,238,295
Allowance for loan losses	(208,425)	(163,027)	(161,800)
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	13,523,985	11,712,701
Allowance for loan losses	(198,150)	(116,478)	(151,625)
Loans Receivable | Automobile and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,772,431	1,525,594
Allowance for loan losses	$ (10,275)	$ (46,549)	$ (10,175)